GEOGRAPHIC SEGMENTS (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jul. 06, 2019	Jun. 30, 2018	Jul. 06, 2019	Jun. 30, 2018	Dec. 31, 2018
Disclosure of operating segments [line items]
Sales	$ 447	$ 707	$ 923	$ 1,283
EBITDA	32	272	73	441
Depreciation and amortization	34	36	69	66
Additions to property, plant and equipment	29	53	59	103
Property, plant and equipment	1,410		1,410		$ 1,402
Operating segments | North America
Disclosure of operating segments [line items]
Sales	317	577	647	1,025
EBITDA	15	256	38	412
Depreciation and amortization	28	30	56	55
Additions to property, plant and equipment	19	48	44	93
Property, plant and equipment	1,162		1,162		1,159
Operating segments | Europe
Disclosure of operating segments [line items]
Sales	130	130	276	258
EBITDA	21	21	42	39
Depreciation and amortization	6	6	13	11
Additions to property, plant and equipment	10	5	15	10
Property, plant and equipment	248		248		243
Unallocated
Disclosure of operating segments [line items]
Sales	0	0	0	0
EBITDA	(4)	(5)	(7)	(10)
Depreciation and amortization	0	0	0	0
Additions to property, plant and equipment	0	$ 0	0	$ 0
Property, plant and equipment	$ 0		$ 0		$ 0